INVESTMENTS (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 4,024,737	S/ 4,015,019
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	4,364,172	1,820,240
Bolivian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	106,461	52,462
Colombian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	58,381	212,756
U.S. Federal agency bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	55,875	90,191
Other bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 55,659	S/ 29,713